Supplemental Disclosures of Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Schedule of supplemental cash flow information

The following table presents certain supplemental cash flow information:

	Nine Months Ended September 30,
	2020	2019
	(dollars in thousands)
Supplemental disclosures of cash flow information
Interest paid, net of amounts capitalized	$11	$—
Income taxes paid	$6,821	$12,486

Supplemental disclosures of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities for new or modified operating leases	$1,053	$704
Amortization of deferred financing costs	$2,960	$3,155
Amortization of prepaid interest	$—	$2,520
Business acquisition holdback	$2,000	$—
Distribution of real estate joint venture to LHC, net of cash provided	$27,294	$—

Cash, cash equivalents, and restricted cash reconciliation:
Cash and cash equivalents	$84,857	$102,867
Restricted cash	2,001	4,997
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$86,858	$107,864

The following table presents certain supplemental cash flow information:

	Year Ended December 31,
	2019	2018	2017
	(dollars in thousands)
Supplemental disclosures of cash flow information
Interest paid, net of amounts capitalized	$—	$111	$838
Income taxes paid	$14,152	$3,945	$—

Supplemental disclosures of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities for new or modified operating leases	$3,208	$—	$—
Amortization of deferred financing costs	$3,524	$1,878	$—
Real estate inventories sold with notes receivable	$—	$—	$34,475
Contribution of assets to unconsolidated joint ventures	$—	$—	$28,066
Contribution of assets from non-controlling interests	$—	$—	$429
Contribution of capitalizable costs to unconsolidated joint ventures	$—	$9,295	$—
Note payable assumed through acquisition of real estate inventories	$—	$40,000	$—
Real estate inventories relieved through debt settlement	$—	$—	$31,575

Cash, cash equivalents, and restricted cash reconciliation
Cash and cash equivalents	$154,043	$99,865	$19,030
Restricted cash	2,335	19,724	10,036
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$156,378	$119,589	$29,066